Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenue	$ 60,817	$ 42,931	$ 44,288
Non-current assets	82,234	84,262
Restated balance [member]
Disclosure of geographical areas [line items]
Non-current assets			78,438
Unallocated assets [member]
Disclosure of geographical areas [line items]
Non-current assets	3,522	6,210	5,067
Australia [member]
Disclosure of geographical areas [line items]
Revenue	2,951	2,232	2,568
Non-current assets	48,612	48,236
Australia [member] | Restated balance [member]
Disclosure of geographical areas [line items]
Non-current assets			45,963
Europe [member]
Disclosure of geographical areas [line items]
Revenue	1,050	1,156	1,875
China [member]
Disclosure of geographical areas [line items]
Revenue	39,727	26,576	24,274
Japan [member]
Disclosure of geographical areas [line items]
Revenue	4,808	3,904	4,193
India [member]
Disclosure of geographical areas [line items]
Revenue	2,189	1,475	2,479
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	3,436	2,666	2,550
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	3,603	2,583	2,940
North America [member]
Disclosure of geographical areas [line items]
Revenue	2,432	1,827	2,442
Non-current assets	9,701	9,682	8,633
South America [member]
Disclosure of geographical areas [line items]
Revenue	426	315	662
Non-current assets	18,548	18,179	18,404
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	195	197	305
Non-current assets	$ 1,851	$ 1,955	$ 371